Commitments and Contingencies (Details) ₪ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022	Dec. 31, 2020 USD ($)	Jan. 31, 2023 USD ($)	Jan. 31, 2023 ILS (₪)	Jul. 31, 2021 USD ($)	Dec. 31, 2018 USD ($)
Commitments and Contingencies [Line Items]
Grants received equal percentage rate	100.00%
Annual alternative interest percentage	0.71513%
Annual interest rate	1.00%
Fixed annual interest rate	4.00%
Amounts received aggregate amount								$ 627,000	$ 1,224,000
Approved development program						$ 900,000	₪ 3.1
Financing rate	60.00%
Total cash received from the IIA		$ 180,000	$ 288,000
Except transfer production right	10.00%
Production transferred	10.00%
Pay increased royalties, description	the Company would be required to pay increased royalties, which usually amount to 1% in addition to the standard royalties rate 3%-3.5%, and also the total amount of its liability to the IIA may be increased to between 120% and 300% of the grants received from the IIA, depending on the manufacturing volume that is performed outside Israel (less royalties already paid to IIA).
Budget for the program amount	$ 765,000
Budget for the program rate	30.00%
Marketing grant received	100.00%
Maximum obligation amount	$ 95,000
Lease monthly payment	495
First Lease Year [Member]
Commitments and Contingencies [Line Items]
Rent payment	16,000
Second Lease Year [Member]
Commitments and Contingencies [Line Items]
Rent payment	$ 20,000
Vehicles [Member] | Lease Agreements [Member]
Commitments and Contingencies [Line Items]
Number of vehicles				5
Lease agreements period				3 years
Minimum [Member]
Commitments and Contingencies [Line Items]
Royalties rate	3.00%
Maximum [Member]
Commitments and Contingencies [Line Items]
Royalties rate	3.50%
IIA [Member]
Commitments and Contingencies [Line Items]
Research and development grants	$ 0	$ 92,000	$ 415,000
IMEI [Member]
Commitments and Contingencies [Line Items]
Maximum obligatin amount	2,400,000
Grants received from the IMEI					$ 95,000
Revenues	$ 311,000
Royalties rate percentage	3.00%